Cover Page	Sep. 07, 2023
Entity Information [Line Items]
Entity Central Index Key	0001579241
Entity Incorporation, State or Country Code	L2
Document Type	8-K
Entity Registrant Name	Allegion plc
Entity Address, Address Line One	Block D
Entity Address, Address Line Two	Iveagh Court
Entity Address, Address Line Three	Harcourt Road
Entity Address, City or Town	Dublin 2
Entity Address, Postal Zip Code	D02 VH94
Entity Address, Country	IE
Country Region	353
City Area Code	1
Local Phone Number	2546200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity File Number	001-35971
Entity Tax Identification Number	98-1108930
Amendment Flag	false
Document Period End Date	Sep. 07, 2023
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value $0.01 per share
Trading Symbol	ALLE
Security Exchange Name	NYSE
Three Point Five Percent Senior Notes Due 2029 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.500% Senior Notes due 2029
Trading Symbol	ALLE 3 ½
Security Exchange Name	NYSE